SECURED BORROWINGS, Nord LB Facility (Details) - Secured Borrowings [Member] $ in Thousands		9 Months Ended
		Sep. 30, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 1,941,303	$ 2,416,807
Nord LB Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 98,282	$ 108,882
Number of aircraft serving as security | Aircraft		5
Maturity date		Jan. 14, 2020
Percentage of lease rentals collected applied to interest and principal		95.00%
Nord LB Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		1.85%

[1]	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.